UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-3735



                              The New Economy Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (r)]





THE NEW ECONOMY FUND
INVESTMENT PORTFOLIO
February 28, 2005                                                                                                          unaudited

                                                                                                                        Market value
Common stocks -- 91.60%                                                                                      Shares            (000)

BANKS -- 11.18%
Freddie Mac                                                                                               1,830,000         $113,460
Wells Fargo & Co.                                                                                         1,600,000           95,008
Societe Generale(1)                                                                                         881,000           92,702
HDFC Bank Ltd.(1)                                                                                         6,450,000           86,702
City National Corp.                                                                                         799,800           54,746
Erste Bank der oesterreichischen Sparkassen AG(1)                                                           900,000           49,124
ICICI Bank Ltd.(1)                                                                                        4,000,000           35,202
ICICI Bank Ltd. (ADR)                                                                                       400,000            9,060
ABN AMRO Holding NV(1)                                                                                    1,573,238           43,194
Mitsui Trust Holdings, Inc.(1)                                                                            4,012,000           42,462
Pusan Bank(1)                                                                                             5,160,000           41,757
Royal Bank of Scotland Group PLC(1)                                                                         981,000           33,509
HSBC Holdings PLC (United Kingdom)(1)                                                                       930,624           15,475
HSBC Holdings PLC (Hong Kong)(1)                                                                            285,046            4,846
Silicon Valley Bancshares(2)                                                                                310,000           13,584
South Financial Group, Inc.                                                                                 425,000           13,047
Bayerische Hypo- und Vereinsbank AG(1,2)                                                                    500,000           12,157
Hypo Real Estate Holding AG(1,2)                                                                            285,000           11,630
UFJ Holdings, Inc.(1,2)                                                                                       1,900           10,436
Mizuho Financial Group, Inc.(1)                                                                               1,800            8,742
Kookmin Bank(1)                                                                                             180,000            8,262
Banco Santander Central Hispano, SA(1)                                                                      654,400            8,092
Malayan Banking Bhd.(1)                                                                                   2,332,600            7,541
Daegu Bank, Ltd.(1)                                                                                         877,000            6,550
Southwest Bancorporation of Texas, Inc.                                                                     340,000            6,477
                                                                                                                             823,765

SOFTWARE & SERVICES -- 10.51%
First Data Corp.                                                                                          3,104,000          127,326
Google Inc., Class A(2)                                                                                     575,000          108,094
Yahoo! Inc.(2)                                                                                            2,900,000           93,583
Microsoft Corp.                                                                                           2,650,000           66,727
NHN Corp.(1)                                                                                                575,000           51,323
VeriSign, Inc.(2)                                                                                         1,431,200           39,244
Paychex, Inc.                                                                                             1,125,000           35,921
Intuit Inc.(2)                                                                                              800,000           34,240
Ceridian Corp.(2)                                                                                         1,865,150           34,039
Acxiom Corp.                                                                                              1,500,000           33,750
BEA Systems, Inc.(2)                                                                                      4,000,000           33,200
Compuware Corp.(2)                                                                                        4,155,100           28,089
NAVTEQ Corp.(2)                                                                                             507,200           22,165
Automatic Data Processing, Inc.                                                                             465,000           19,976
Fair Isaac Corp.                                                                                            387,500           13,098
Cadence Design Systems, Inc.(2)                                                                             700,300            9,650
Oracle Corp.(2)                                                                                             720,000            9,295
Sabre Holdings Corp., Class A                                                                               400,000            8,432
Electronic Data Systems Corp.                                                                               289,300            6,162
                                                                                                                             774,314

MEDIA -- 10.49%
Time Warner Inc.(2)                                                                                      15,595,000          268,702
Liberty Media Corp., Class A(2)                                                                          11,260,000          114,176
News Corp. Inc.                                                                                           5,571,958           92,717
Liberty Media International, Inc., Class A(2)                                                             1,377,194           59,536
UnitedGlobalCom, Inc., Class A(2)                                                                         6,280,000           58,404
Reader's Digest Assn., Inc., Class A                                                                      2,640,000           45,672
Walt Disney Co.                                                                                           1,300,000           36,322
Arbitron Inc.(2)                                                                                            670,520           27,190
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               345,000           22,235
Metropole Television(1)                                                                                     615,000           17,591
Schibsted ASA(1)                                                                                            525,000           14,331
Gemstar-TV Guide International, Inc.(2)                                                                   2,500,738           11,153
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                                  775,461            3,172
SET India Ltd.(1,2,3)                                                                                        31,400            1,613
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                              1,775,000                0
                                                                                                                             772,814

TELECOMMUNICATION SERVICES -- 9.55%
Royal KPN NV(1)                                                                                          10,722,000          103,455
Telefonica, SA(1)                                                                                         4,868,154           89,397
Telephone and Data Systems, Inc.                                                                            931,100           81,471
Vodafone Group PLC(1)                                                                                    26,400,000           68,910
Qwest Communications International Inc.(2)                                                               16,100,000           62,790
France Telecom, SA(1)                                                                                     1,856,000           55,856
Sprint Corp. -- FON Group                                                                                 2,197,500           52,037
MobileOne Ltd(1)                                                                                         29,783,250           35,385
Telekom Austria AG(1)                                                                                     1,484,023           29,382
KDDI Corp.(1)                                                                                                 5,675           29,038
China Unicom Ltd.(1)                                                                                     25,000,000           22,155
Portugal Telecom, SGPS, SA(1)                                                                             1,625,743           19,688
Deutsche Telekom AG(1,2)                                                                                    638,600           13,343
Telenor ASA(1)                                                                                            1,427,100           13,118
Tele2 AB(1)                                                                                                 225,000            7,996
Telecom Italia SpA, nonvoting(1)                                                                          2,336,000            7,353
Maxis Communications Bhd.(1)                                                                              2,632,300            6,799
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                               11,553,000            5,488
                                                                                                                             703,661

RETAILING -- 8.82%
IAC/InterActiveCorp(2)                                                                                    8,665,000          194,963
Target Corp.                                                                                              3,050,000          155,001
Lowe's Companies, Inc.                                                                                    1,680,000           98,750
Best Buy Co., Inc.                                                                                          913,600           49,353
CarMax, Inc.(2)                                                                                           1,150,000           37,950
Yamada Denki Co., Ltd.(1)                                                                                   577,000           28,511
Kingfisher PLC(1)                                                                                         5,025,000           28,019
FAST RETAILING CO., LTD.(1)                                                                                 310,000           20,434
Gap, Inc.                                                                                                   900,000           19,197
Dixons Group PLC(1)                                                                                       3,556,600           10,925
eBay Inc.(2)                                                                                                160,000            6,854
                                                                                                                             649,957

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.89%
Texas Instruments Inc.                                                                                    4,100,000          108,527
Maxim Integrated Products, Inc.                                                                           1,800,000           77,436
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                           35,215,189           61,462
Novellus Systems, Inc.(2)                                                                                 2,010,000           59,365
Applied Materials, Inc.(2)                                                                                3,275,000           57,313
Altera Corp.(2)                                                                                           1,750,000           36,295
Rohm Co., Ltd.(1)                                                                                           250,500           25,041
KLA-Tencor Corp.(2)                                                                                         500,000           24,705
Advanced Micro Devices, Inc.(2)                                                                           1,000,000           17,450
Integrated Circuit Systems, Inc.(2)                                                                         750,000           15,135
Microchip Technology Inc.                                                                                   500,000           13,730
Tokyo Electron Ltd.(1)                                                                                      176,000           11,235
                                                                                                                             507,694

ENERGY -- 4.28%
Schlumberger Ltd.                                                                                         1,475,000          111,289
Weatherford International Ltd.(2)                                                                         1,000,000           59,610
Noble Corp.                                                                                                 850,000           48,509
Baker Hughes Inc.                                                                                           900,000           42,552
BJ Services Co.                                                                                             750,000           37,470
Smith International, Inc.(2)                                                                                250,000           16,065
                                                                                                                             315,495

COMMERCIAL SERVICES & SUPPLIES -- 3.78%
Rentokil Initial PLC(1)                                                                                  21,500,000           65,364
United Stationers Inc.(2)                                                                                 1,381,300           60,750
Robert Half International Inc.                                                                            1,400,000           40,838
Monster Worldwide Inc.(2)                                                                                 1,410,000           40,679
Vedior NV(1)                                                                                              1,501,852           28,084
ServiceMaster Co.                                                                                         2,000,000           26,580
Allied Waste Industries, Inc.(2)                                                                          2,000,000           16,440
                                                                                                                             278,735

HEALTH CARE EQUIPMENT & SERVICES -- 3.24%
Express Scripts, Inc.(2)                                                                                    810,000           60,985
HCA Inc.                                                                                                    850,000           40,129
Aetna Inc.                                                                                                  270,000           39,425
Service Corp. International(2)                                                                            4,000,000           30,160
AmerisourceBergen Corp.                                                                                     400,000           23,960
Caremark Rx, Inc.(2)                                                                                        500,000           19,140
Henry Schein, Inc.(2)                                                                                       213,325           15,432
Alfresa Holdings Corp.(1)                                                                                   240,000            9,459
                                                                                                                             238,690

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.16%
Cisco Systems, Inc.(2)                                                                                    4,329,200           75,415
Symbol Technologies, Inc.                                                                                 2,000,000           35,460
Corning Inc.(2)                                                                                           3,050,000           34,984
Andrew Corp.(2)                                                                                           2,500,000           30,250
Sanmina-SCI Corp.(2)                                                                                      2,600,000           14,430
Jabil Circuit, Inc.(2)                                                                                      500,000           12,855
International Business Machines Corp.                                                                       135,000           12,498
CIENA Corp.(2)                                                                                            6,000,000           11,880
Flextronics International Ltd.(2)                                                                           348,500            4,652
                                                                                                                             232,424

HOTELS, RESTAURANTS & LEISURE -- 2.65%
Carnival Corp., units                                                                                     2,700,000          146,826
Outback Steakhouse, Inc.                                                                                    700,000           31,437
Hilton Group PLC(1)                                                                                       1,500,000            9,009
KangwonLand Inc.(1)                                                                                         636,700            8,130
                                                                                                                             195,402

INSURANCE -- 2.43%
American International Group, Inc.                                                                        1,283,985           85,770
XL Capital Ltd., Class A                                                                                    500,000           37,500
PartnerRe Holdings Ltd.                                                                                     540,000           33,831
Willis Group Holdings Ltd.                                                                                  560,000           22,148
                                                                                                                             179,249

DIVERSIFIED FINANCIALS -- 2.25%
Capital One Financial Corp.                                                                                 750,000           57,510
Bank of New York Co., Inc.                                                                                  925,000           27,981
ING Groep NV1                                                                                               871,910           26,765
J.P. Morgan Chase & Co.                                                                                     700,000           25,585
Citigroup Inc.                                                                                              300,000           14,316
CapitalSource Inc.(2)                                                                                       590,500           13,582
                                                                                                                             165,739

FOOD & STAPLES RETAILING -- 2.04%
Wal-Mart de Mexico, SA de CV, Series V                                                                   19,730,666           72,430
Walgreen Co.                                                                                                700,000           29,981
Costco Wholesale Corp.                                                                                      600,000           27,954
Koninklijke Ahold NV(1,2)                                                                                 2,200,000           19,882
                                                                                                                  `          150,247

TRANSPORTATION -- 1.77%
Singapore Post Private Ltd.(1)                                                                           59,700,000           32,760
Southwest Airlines Co.                                                                                    2,180,000           30,193
Qantas Airways Ltd.(1)                                                                                    7,812,095           22,288
SIRVA, Inc.(2)                                                                                            2,310,000           20,305
Transurban Group(1,2)                                                                                     3,248,737           18,127
SembCorp Logistics Ltd.(1)                                                                                6,800,000            6,844
                                                                                                                             130,517

UTILITIES -- 1.61%
Reliance Energy Ltd.                                                                                      4,410,003           57,142
E.ON AG(1)                                                                                                  255,000           22,847
Hong Kong and China Gas Co. Ltd.(1)                                                                      10,042,000           21,016
Scottish Power PLC(1)                                                                                     1,500,000           11,764
Veolia Environnement(1)                                                                                     178,200            6,182
                                                                                                                             118,951

MATERIALS -- 0.79%
Nitto Denko Corp.(1)                                                                                      1,077,000           58,437


CAPITAL GOODS -- 0.68%
MSC Industrial Direct Co., Inc., Class A                                                                    704,100           22,778
Hagemeyer NV(1,2)                                                                                         7,070,000           20,244
Hi-P International Ltd.(1)                                                                                7,770,000            7,269
                                                                                                                              50,291

CONSUMER DURABLES & APPAREL -- 0.49%
Garmin Ltd.                                                                                                 700,000           35,875

FOOD, BEVERAGE & TOBACCO -- 0.34%
Coca-Cola West Japan Co. Ltd.                                                                             1,065,000           24,867

REAL ESTATE -- 0.30%
Sumitomo Realty & Development Co., Ltd.(1)                                                                1,121,000           14,242
Mitsubishi Estate Co., Ltd.(1)                                                                              620,000            7,494
                                                                                                                              21,736

MISCELLANEOUS -- 4.35%
Other common stocks in initial period of acquisition                                                                         320,195


Total common stocks (cost: $5,992,895,000)                                                                                 6,749,055


Rights & warrants -- 0.00%

MEDIA -- 0.00%
NTL Inc., Series A, warrants, expire 2011(2)                                                                 44,325              110


Total rights & warrants (cost: $97,782,000)                                                                                      110


                                                                                                         Shares or
Convertible securities -- 1.01%                                                                     principal amount

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.51%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                      $35,000,000           37,275

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.29%
Agere Systems Inc. 6.50% convertible notes 2009                                                         $19,749,400           21,280

DIVERSIFIED FINANCIALS -- 0.21%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009(2)                                    KRW14,420,000           15,404

SOFTWARE & SERVICES -- 0.00%
ProAct Technologies Corp., Series C, convertible preferred(1,2,3)                                         3,500,000              272


Total convertible securities (cost: $69,190,000)                                                                              74,231


                                                                                                   Principal amount     Market value
Short-term securities -- 6.47%                                                                                (000)            (000)

Park Avenue Receivables Co., LLC 2.58% due 3/28-4/4/2005(3)                                                 $49,500           49,386
Freddie Mac 2.56% due 4/20/2005                                                                              39,600           39,459
Triple-A One Funding Corp. 2.53%-2.54% due 3/14-3/28/2005(3)                                                 34,781           34,731
Three Pillars Funding, LLC 2.53%-2.54% due 3/1-3/18/2005(3)                                                  29,859           29,847
Kimberly-Clark Worldwide Inc. 2.50% due 3/23/2005(3)                                                         27,000           26,957
DuPont (E.I.) de Nemours & Co. 2.52%-2.53% due 3/30/2005                                                     25,400           25,346
American General Finance Corp. 2.65% due 4/18/2005                                                           25,000           24,910
Clipper Receivables Co., LLC 2.51% due 3/11/2005(3)                                                          23,700           23,682
Caterpillar Financial Services Corp. 2.47% due 3/10/2005                                                     22,500           22,484
U.S. Treasury Bills 2.13%-2.58% due 3/17-5/19/2005                                                           20,600           20,526
Abbott Laboratories Inc. 2.57% due 4/5/2005(3)                                                               20,500           20,447
Procter & Gamble Co. 2.77% due 5/25/2005(3)                                                                  20,000           19,869
Harley-Davidson Funding Corp. 2.57% due 4/20/2005(3)                                                         18,575           18,510
Variable Funding Capital Corp. 2.51%-2.52% due 3/2-3/4/2005(3)                                               17,600           17,596
Hershey Foods Corp. 2.48% due 3/3/2005(3)                                                                    16,000           15,997
ChevronTexaco Funding Corp. 2.45% due 3/4/2005                                                               15,000           14,996
Colgate-Palmolive Co. 2.48% due 3/23/2005(3)                                                                 15,000           14,976
BellSouth Corp. 2.50% due 3/30/2005(3)                                                                       15,000           14,969
Gannett Co. 2.57% due 4/19/2005(3)                                                                           10,100           10,064
CAFCO, LLC 2.45% due 3/21/2005(3)                                                                             8,600            8,588
Pitney Bowes Inc. 2.48% due 3/7/2005(3)                                                                       8,200            8,196
Federal Home Loan Bank 2.50% due 4/8/2005                                                                     5,400            5,385
Medtronic Inc. 2.50% due 3/2/2005(3)                                                                          5,000            4,999
PepsiCo Inc. 2.49% due 3/3/2005(3)                                                                            4,900            4,899


TOTAL SHORT-TERM SECURITIES (cost: $476,814,000)                                                                             476,819


TOTAL INVESTMENT SECURITIES (cost: $6,636,681,000)                                                                         7,300,215
OTHER ASSETS LESS LIABILITIES                                                                                                 67,797

NET ASSETS                                                                                                                $7,368,012


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At February 28, 2005, 63 of the securities listed above (with aggregate value of $1,710,825,000) were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New
     York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value of all  such  restricted  securities,  was
     $328,770,000, which represented 4.46% of the net assets of the fund.


ADR = American Depositary Receipts


FEDERAL INCOME TAX INFORMATION                                                                                (dollars in thousands)

Gross unrealized appreciation on investment securities                                                                    $1,362,795
Gross unrealized depreciation on investment securities                                                                     (702,187)
Net unrealized appreciation on investment securities                                                                         660,608
Cost of investment securities for federal income tax purposes                                                              6,639,607





ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND


By /s/ Timothy D. Armour
------------------------------------
Timothy D. Armour, President and PEO

Date: April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Timothy D. Armour
------------------------------------
Timothy D. Armour, President and PEO

Date: April 28, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: April 28, 2005